Basic and Diluted Loss per Share - Additional Information (Detail) - shares	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount	2,171,660		2,171,660
RSUs | Non-Employee Directors
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount	46,170
Class A Common Stock Convertible Upon Redemption of Noncontrolling Interest
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount		35,567,488